Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,365)	$ (3,051)	$ (17,577)	$ (43,000)
Other comprehensive income (loss), net of tax:
Foreign currency translation gain (loss)	151	(372)	(125)	(2,141)
Reclassification of foreign currency translation loss on intercompany account balances to earnings upon reversal of permanent investment in foreign subsidiaries			0	659
Reclassification of impairment loss on securities available-for-sale to earnings due to determination as other than temporary			0	15,087
Unrealized holding gain (loss) on securities available-for-sale	355	(819)	(265)	(6,294)
Other comprehensive income (loss), net of tax	506	(1,191)	(390)	7,311
Comprehensive loss	$ (859)	$ (4,242)	$ (17,967)	$ (35,689)